Vessels, Net - Advances for acquisition of vessels (Details) - Advances for acquisition of vessels	12 Months Ended
Dec. 31, 2025 USD ($)
Property, plant and equipment
Additions	$ 38,894,251
Ending balance	$ 38,894,251